CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 12	$ 1
Due from affiliates	810	782
Other assets	41	0
Investments	2,305	2,378
Total assets	3,168	3,161
Liabilities
Accounts payable and accrued liabilities	766	781
Due to affiliates	168	3
Total liabilities	934	784
Commitment and contingencies
Equity
Additional paid-in-capital	383	278
Retained earnings (deficit)	(1)	19
Accumulated other comprehensive income	4	0
Non-controlling interest	9	0
Total equity	2,234	2,377
Total liabilities and equity	3,168	3,161
Class A Shares
Equity
Common stock	2,356	2,410
Class A held in treasury (20,925,345 shares)	(517)	(330)
Class B Shares
Equity
Common stock	$ 0	$ 0